                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

[/s/ Stephen E. Gibson]
Stephen E. Gibson, President

November 17, 2000
G-60/603D-1000

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                   TO BE HELD
                               DECEMBER 27, 2000

                             LIBERTY FUNDS TRUST II
               LIBERTY NEWPORT TIGER CUB FUND CLASSES A, B AND C
                     STEIN ROE SMALL CAP TIGER FUND CLASS S

     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Newport Tiger Cub Fund Classes A, B and C and the Stein Roe Small Cap Tiger Fund Class S will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000, at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Newport Tiger Cub Fund Class A, B and C shares and the Stein Roe Small Cap Tiger Fund Class S shares to, and the assumption of all of the liabilities of the Liberty Newport Tiger Cub Fund Class A, B and C shares and the Stein Roe Small Cap Tiger Fund Class S shares by, the Liberty Newport Asia Pacific Fund in exchange for shares of the Liberty Newport Asia Pacific Fund and the distribution of such shares to the shareholders of the Liberty Newport Tiger Cub Fund Classes A, B and C and the Stein Roe Small Cap Tiger Fund Class S in complete liquidation of the Liberty Newport Tiger Cub Fund Classes A, B and C and the Stein Roe Small Cap Tiger Fund Class S.

     2.  To elect eleven Trustees.

     3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Secretary

November 17, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 17, 2000

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
             LIBERTY NEWPORT TIGER CUB FUND CLASSES A, B AND C AND
                     STEIN ROE SMALL CAP TIGER FUND CLASS S
                           c/o Liberty Funds Trust II
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                       LIBERTY NEWPORT ASIA PACIFIC FUND
                           c/o Liberty Funds Trust VI
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS.......................................    3
PROPOSAL 1 -- Acquisition of the Liberty Newport Tiger Cub
              Fund Classes A, B and C and the Stein Roe
              Small Cap Tiger Fund Class S by the Liberty
              Newport Asia Pacific Fund.....................    7
  Principal Investment Risks................................    7
  Information about the Acquisition.........................    8
PROPOSAL 2 -- Election of Trustees..........................   14
GENERAL.....................................................   17
  Voting Information........................................   17
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Capitalization................................  C-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Newport Tiger Cub Fund Class A, B and C shares and the Stein Roe Small Cap Tiger Fund Class S shares (collectively, the "Tiger Cub Fund") by the Liberty Newport Asia Pacific Fund (the "Asia Pacific Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Tiger Cub Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000, at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Tiger Cub Fund by the Asia Pacific Fund (the "Acquisition"). If the Acquisition occurs, you will become a shareholder of the Asia Pacific Fund. The Asia Pacific Fund seeks long-term growth. If the Agreement and Plan of Reorganization is approved by the shareholders of the Tiger Cub Fund and the Acquisition occurs, the Tiger Cub Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Asia Pacific Fund in exchange for shares of the same class of the Asia Pacific Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Tiger Cub Fund will be distributed pro rata to its shareholders of the same class.

     Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust II ("Trust II"), of which the Tiger Cub Fund is a series.

     Please review the enclosed Prospectus of the Asia Pacific Fund for your class of shares and the Annual Report of the Asia Pacific Fund. Each of these documents is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectuses of the Tiger Cub Fund dated January 1, 2000, as supplemented on July 14, 2000, August 1, 2000 and October 5, 2000, regarding Class A, B and C shares; and dated January 1, 2000, as revised on May 1, 2000 and as supplemented on October 5, 2000, regarding Class S shares.

     - The Statement of Additional Information of the Tiger Cub Fund dated January 1, 2000, as revised on April 6, 2000 and as supplemented on June 23, 2000, July 14, 2000 and August 21, 2000, regarding Class A, B and C shares; and dated January 1, 2000, as revised on May 1, 2000 and as supplemented on August 21, 2000, regarding Class S shares.

     - The Statement of Additional Information of the Asia Pacific Fund dated November 1, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Tiger Cub Fund dated August 31, 1999.

     - The financial statements included in the Semi-Annual Report to shareholders of the Tiger Cub Fund dated February 29, 2000.

     - The Statement of Additional Information of the Asia Pacific Fund dated November 17, 2000 relating to the Acquisition.

     The Tiger Cub Fund has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111-2621. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Tiger Cub Fund and Asia Pacific Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/ PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of Trust II are recommending in Proposal 1 that the Asia Pacific Fund acquire the Tiger Cub Fund. This means that the Asia Pacific Fund would acquire all of the assets and liabilities of the Tiger Cub Fund in exchange for shares of the Asia Pacific Fund representing the aggregate net asset value of the Tiger Cub Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Asia Pacific Fund with an aggregate net asset value equal to the aggregate net asset value of your Tiger Cub Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 16, 2001.

In addition, the Trustees of Trust II are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.  WHY IS THE ACQUISITION BEING PROPOSED?

The Trustees of Trust II recommend approval of the Acquisition. In reviewing the Acquisition, the Trustees considered:

     - that absent the Acquisition, Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of the investment advisor to the Tiger Cub Fund, has indicated to the Trustees that it will recommend that the Fund be liquidated;

     - that the Acquisition offers shareholders of the Tiger Cub Fund an investment in a larger fund with somewhat similar investment goals and strategies and with a reduction in the fees and expenses of the Fund whether or not the Tiger Cub Fund's investment advisor discontinued its voluntary fee waiver or expense limitation, as it plans if the Acquisition is not approved;

     - that the Tiger Cub Fund has not achieved sufficient sales growth and is not likely to do so in the near future; and

     - the expected tax-free nature of the Acquisition as opposed to other alternatives for the Fund and for shareholders and other tax considerations.

Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

SHAREHOLDERS OF THE TIGER CUB FUND SHOULD NOTE THAT THE ASIA PACIFIC FUND INVESTS PRIMARILY IN STOCKS OF ANY SIZE, NOT "SMALL CAP" STOCKS LIKE THE TIGER CUB FUND.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Tiger Cub Fund and the Asia Pacific Fund and to analyze the estimated expenses that Liberty Financial, the indirect parent of each Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisition. The shareholder fees presented below for the Asia Pacific Fund apply both before and after giving effect to the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund's assets. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Tiger Cub Fund for its last fiscal year ended August 31, 2000 and by the Asia Pacific Fund for its last fiscal year ended June 30, 2000.

SHAREHOLDER FEES(1)
(paid directly from your investment)

                                       TIGER CUB FUND                              ASIA PACIFIC FUND
                                       --------------                              -----------------
                            CLASS A   CLASS B   CLASS C   CLASS S   CLASS A   CLASS B   CLASS C   CLASS S   CLASS Z
Maximum sales charge
(load) on purchases (%)
(as a percentage of the
offering price)              5.75      0.00      0.00      0.00      5.75      0.00      0.00      0.00      0.00
-------------------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the lesser
of purchase price or
redemption price)            1.00(2)   5.00      1.00      0.00      1.00(2)   5.00      1.00      0.00      0.00
-------------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)      (3)       (3)       (3)       (3)       (3)       (3)       (3)       (3)       (3)

---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                               TIGER CUB FUND                              ASIA PACIFIC FUND
                                               --------------                              -----------------
                                    CLASS A   CLASS B   CLASS C   CLASS S   CLASS A   CLASS B   CLASS C   CLASS S   CLASS Z
Management and
administration fee(4)(5) (%)         1.40      1.40      1.40      1.40      1.25      1.25      1.25      1.25      1.25
---------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees (%)                             0.25      1.00      1.00      0.00      0.25      1.00      1.00      0.00      0.00
---------------------------------------------------------------------------------------------------------------------------
Other expenses(4)(5)(6) (%)          1.57      1.57      1.57      1.57      1.61      1.61      1.61      1.61      1.61
---------------------------------------------------------------------------------------------------------------------------
Total annual fund operating
expenses(4)(5) (%)                   3.22      3.97      3.97      2.97      3.11      3.86      3.86      2.86      2.86

                                                       ASIA PACIFIC FUND (PRO FORMA COMBINED)
                                                       --------------------------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
Management and administration fee(7) (%)          1.25       1.25       1.25       1.25       1.25
----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25       1.00       1.00       0.00       0.00
----------------------------------------------------------------------------------------------------
Other expenses(7) (%)                             0.94       0.94       0.94       0.94       0.94
----------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)       2.44       3.19       3.19       2.19       2.19

---------------
(4) The Tiger Cub Fund's investment advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 2.00% for Class A, B, C and S shares. As a result, for Class A, B, C and S shares, the actual management and administration fee for each share class would be 0.43%, other expenses for each share class would be 1.57% and total annual fund operating expenses for Class A, B, C and S shares would be 2.25%, 3.00%, 3.00% and 2.00%, respectively. This arrangement may be modified or terminated by the investment advisor at any time.

(5) The Asia Pacific Fund's investment advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90%. As a result, the actual management and administration fee for each share class would be 0.29%, other expenses for each share class would be 1.61% and total annual fund operating expenses for Class A, B, C, S and Z shares would be 2.15%, 2.90%, 2.90%, 1.90% and 1.90%, respectively. This arrangement may be modified or terminated by the investment advisor at any time.

(6) "Other expenses" for the Tiger Cub Fund's Class S shares and for the Asia Pacific Fund's Class S shares are estimated based on the annual operating expenses of the respective Funds' Class A, B and C shares.

(7) The Asia Pacific Fund's investment advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90%. As a result, the actual management and administration fees for each share class would be 0.96%, other expenses for each share class would be 0.94% and total annual fund operating expenses for Class A, B, C, S and Z shares would be 2.15%, 2.90%, 2.90%, 1.90% and 1.90%, respectively. This arrangement may be modified or terminated by the investment advisor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Tiger Cub Fund and the Asia Pacific Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
TIGER CUB FUND
Class A                                                    $881     $1,510     $2,161      $3,894
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $399     $1,210     $2,037      $4,021
         sold all your shares at end of period             $899     $1,510     $2,237      $4,021
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $399     $1,210     $2,037      $4,181
         sold all your shares at end of period             $499     $1,210     $2,037      $4,181
--------------------------------------------------------------------------------------------------
Class S                                                    $300     $  918     $1,562      $3,290
--------------------------------------------------------------------------------------------------

ASIA PACIFIC FUND
Class A                                                    $871     $1,480     $2,111      $3,799
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $388     $1,178     $1,986      $3,926
         sold all your shares at end of period             $888     $1,478     $2,186      $3,926
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $388     $1,178     $1,986      $4,087
         sold all your shares at end of period             $488     $1,178     $1,986      $4,087
--------------------------------------------------------------------------------------------------
Class S                                                    $289     $  886     $1,508      $3,185
--------------------------------------------------------------------------------------------------
Class Z                                                    $289     $  886     $1,508      $3,185
--------------------------------------------------------------------------------------------------

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
ASIA PACIFIC FUND (pro forma combined)
Class A                                                    $808     $1,292     $1,801      $3,192
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $322     $  983     $1,669      $3,322
         sold all your shares at end of period             $822     $1,283     $1,869      $3,322
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $322     $  983     $1,669      $3,494
         sold all your shares at end of period             $422     $  983     $1,669      $3,494
--------------------------------------------------------------------------------------------------
Class S                                                    $222     $  685     $1,175      $2,524
--------------------------------------------------------------------------------------------------
Class Z                                                    $222     $  685     $1,175      $2,524

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Tiger Cub Fund are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE TIGER CUB FUND AND THE ASIA PACIFIC FUND COMPARE?

This table shows the investment goal and primary investment strategies of each
Fund:

-----------------------------------------------------------------------------------------------------------
                       TIGER CUB FUND                                    ASIA PACIFIC FUND
-----------------------------------------------------------------------------------------------------------
     INVESTMENT GOAL: The Tiger Cub Fund seeks capital   INVESTMENT GOAL: The Asia Pacific Fund seeks
     appreciation.                                       long-term growth.
-----------------------------------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES: The Tiger Cub Fund   PRIMARY INVESTMENT STRATEGIES: The Asia Pacific
     seeks to achieve its goal as follows:               Fund seeks to achieve its goal as follows:
     - The Fund invests primarily in stocks of           - The Fund invests at least 80% of   its total
       companies located in the ten Tiger countries of     assets in stocks of companies whose principal
       Asia.                                               activities are in Asia or the Pacific Basin with
                                                           a significant portion in Japan and Hong Kong.
     - The Fund generally purchases stocks of
       well-established smaller cap companies with       - The Fund invests in stocks of companies of any
       histories of consistent earnings growth in          size, whose earnings the advisor believes are in
       industries with attractive or improving             a strong growth trend or are undervalued.
       prospects.
     - The Fund invests at least 65% of its total
       assets in small cap companies (defined as stocks
       with market caps under $2.8 billion at the time
       of purchase).
     - The Fund invests up to 35% of its total assets
       in large cap companies.
-----------------------------------------------------------------------------------------------------------

The following compares the primary investment strategies that each Fund uses to achieve its investment goal:

     - The Tiger Cub Fund invests primarily (at least 65% of Fund assets) in stocks of smaller capitalization companies, while the Asia Pacific Fund invests in stocks of companies of any size.

     - While both Funds invest primarily in companies located in Asia (and, in the case of the Asia Pacific Fund, the Pacific Basin), the Asia Pacific Fund invests a significant portion of its assets in companies located in Japan and Hong Kong.

The fundamental and non-fundamental investment policies of the Tiger Cub Fund and the Asia Pacific Fund are substantially similar except that the Asia Pacific Fund is a non-diversified fund, while the Tiger Cub Fund is diversified. As a non-diversified mutual fund, the Asia Pacific Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, you may be subject to an increased risk of loss compared to a similar diversified mutual fund by becoming a shareholder of the Asia Pacific Fund.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE ASIA PACIFIC FUND IF THE ACQUISITION OCCURS?

You will receive the same class of shares of the Asia Pacific Fund that you currently own in the Tiger Cub Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Tiger Cub Fund or its shareholders as a result of the Acquisition.

The cost basis and holding period of your Tiger Cub Fund shares are expected to carry over to your new shares in the Asia Pacific Fund.

        PROPOSAL 1 -- ACQUISITION OF THE LIBERTY NEWPORT TIGER CUB FUND
           CLASSES A, B AND C AND THE STEIN ROE SMALL CAP TIGER FUND
                CLASS S BY THE LIBERTY NEWPORT ASIA PACIFIC FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Tiger Cub Fund by the Asia Pacific Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Asia Pacific Fund, and how do they compare with the Tiger Cub Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk and the risks associated with value stocks. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. While both Funds may invest in securities of smaller capitalization companies and are therefore subject to the risks associated with such securities, because the Tiger Cub Fund invests primarily in such securities it is particularly susceptible to such risks. Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources and may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes, may fluctuate more sharply in price than stocks of larger companies and may not be widely followed by the investment community.

     As both Funds invest primarily in stocks of companies located in countries in Asia (and in the case of the Asia Pacific Fund, the Pacific Basin), they are subject to regional risks and the special risks related to foreign securities and emerging markets. Foreign securities involve special risks, including the volatility of foreign markets, fluctuations in currency exchange rates and more limited liquidity than domestic securities. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Because the Asia Pacific Fund invests a significant portion of its assets in companies located in Japan and Hong Kong, the Asia Pacific Fund is particularly subject to risks related to these countries. Events in any one country may impact the other countries within the region or the region as a whole. As a result, events in the region and in Japan and Hong Kong, specifically, will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. At different times over the last several years, the markets in each of the Asian countries have suffered significant downturns and significant volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty. Furthermore, the Asia Pacific Fund is a non-diversified fund, while the Tiger Cub Fund is diversified. As a non-diversified mutual fund, the Asia Pacific Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate risk and, therefore, you may be subject to an increased risk of loss compared to a similar diversified mutual fund by becoming a shareholder of the Asia Pacific Fund. For more information about the principal risks associated with the Asia Pacific Fund, please see the enclosed Prospectus of the Asia Pacific Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of the Tiger Cub Fund, the Acquisition is expected to occur on or around January 16, 2001, under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement.

     Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - The Tiger Cub Fund will transfer all of the assets and liabilities attributable to each class of shares of the Tiger Cub Fund to the Asia Pacific Fund in exchange for shares of the same class of the Asia Pacific Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 12, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

     - The shares of each class of the Asia Pacific Fund received by the Tiger Cub Fund will be distributed to the shareholders of the same class of the Tiger Cub Fund pro rata in accordance with their percentage ownership of each class of the Tiger Cub Fund in full liquidation of the Tiger Cub Fund.

     - After the Acquisition, the Tiger Cub Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - The Acquisition requires approval by the Tiger Cub Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of Trust II and of Liberty Funds Trust VI ("Trust VI").

     A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or Trust II's Declaration of Trust (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisition.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Asia Pacific Fund of the same class as the shares that you currently own in the Tiger Cub Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the Valuation Date.

     - If applicable, your Asia Pacific Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Tiger Cub Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Asia Pacific Fund and of Trust VI.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Asia Pacific Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Tiger Cub Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Tiger Cub Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Tiger Cub Fund be liquidated. Liberty Financial indicated to the Trustees that the Tiger Cub Fund has not achieved sufficient sales growth and is not likely to do so in the near future, and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Tiger Cub Fund's shareholders to exchange their investment for an investment in a larger fund with somewhat similar investment goals and strategies to the Tiger Cub Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Tiger Cub Fund shareholder redeemed his or her shares to invest in another fund, like the Asia Pacific Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Tiger Cub Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Asia Pacific Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Tiger Cub Fund, the expense ratio of the Tiger Cub Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined Asia Pacific Fund is expected to be lower than the Tiger Cub Fund's expense ratio whether or not Liberty Financial discontinued its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Tiger Cub and Asia Pacific Funds on July 31, 2000 and the Funds' current expense structures, the Asia Pacific Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.10% lower than the Tiger Cub Fund's current expense ratio and about 0.93% lower than the Tiger Cub Fund's expense ratio would be after removal of the subsidy (for example, for Class A shares, a 2.83% expense ratio for the Tiger Cub Fund on a subsidized basis and a 2.00% expense ratio for the Tiger Cub Fund on an unsubsidized basis, as compared to 1.90% currently for the Asia Pacific Fund). Note that the 12b-1 fees on Class A, B and C shares of each Fund are 0.25%, 1.00% and 1.00%, respectively. There are no 12b-1 fees on Class S and Class Z shares.

     In reviewing the Acquisition, the Trustees also considered the change for Tiger Cub Fund shareholders from a small cap fund that generally does not invest in Japan and Hong Kong to a fund with an investment program which permits investment in stocks of companies of any size and which invests in Japan and Hong Kong. The Trustees also considered the possible limitation on the future use of losses of the Tiger Cub Fund to offset future taxable capital gains required to be distributed to shareholders. This means that the combined Fund in the future could conceivably distribute to its shareholders more taxable gain as a result of this limitation than the Tiger Cub Fund may have otherwise been required to distribute if the Acquisition had not occurred. The Trustees determined, despite these considerations, that on balance the Acquisition is in the best interests of the Tiger Cub Fund's shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Asia Pacific Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the Asia Pacific Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; and (2) certain duplicate costs involved in operating the Tiger Cub Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Asia Pacific Fund or Liberty Financial.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the period from the Fund's inception through December 31, 1999 for the Class A shares of the Tiger Cub Fund and the Class A shares of the Asia Pacific Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                 TIGER CUB FUND
[BAR CHART]

                                                                            TIGER CUB FUND
                                                                            --------------
1997                                                                             28.22%
1998                                                                            -14.67%
1999                                                                             68.81%

The Fund's year-to-date total return through September 30, 2000 was -18.57%. For period shown in bar chart:
Best quarter: Second quarter 1999, +51.51%
Worst quarter: Second quarter 1998, -31.28%

                               ASIA PACIFIC FUND
[BAR CHART]

                                                                           Asia Pacific Fund
1999                                                                                  121.46%

The Fund's year-to-date total return through September 30, 2000 was -19.75%. For period shown in bar chart:
Best quarter: Fourth quarter 1999, +35.67%
Worst quarter: First quarter 1999, +12.51%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year and life of the Fund periods ending December 31, 1999, including the applicable sales charge for Class A, B and C shares of the Tiger Cub Fund and Asia Pacific Fund. (Class S shares of the Asia Pacific Fund, which were not in existence as of December 31, 1999, are not included in the tables.) These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

TIGER CUB FUND(1)

                                                            INCEPTION                 LIFE OF
                                                               DATE        1 YEAR       FUND
Class A (%)                                                   6/3/96         68.81       (0.09)
----------------------------------------------------------------------------------------------
Class B (%)                                                   6/3/96         67.65       (0.88)
----------------------------------------------------------------------------------------------
Class C (%)                                                   6/3/96         67.59       (0.79)
----------------------------------------------------------------------------------------------
Class S (%)                                                   6/3/96         69.20        0.11
----------------------------------------------------------------------------------------------
MSCI Pacific Index (%)                                         N/A           42.58       (0.17)(2)

ASIA PACIFIC FUND(3)

                                                            INCEPTION                 LIFE OF
                                                               DATE        1 YEAR       FUND
Class A (%)                                                  8/19/98        121.46      120.34
----------------------------------------------------------------------------------------------
Class B (%)                                                  8/19/98        120.10      118.84
----------------------------------------------------------------------------------------------
Class C (%)                                                  8/19/98        119.95      118.73
----------------------------------------------------------------------------------------------
Class Z (%)                                                  8/13/99        121.68(4)   120.50(4)
----------------------------------------------------------------------------------------------
MSCI Free Index (%)                                            N/A           56.65         (5)

---------------
(1) The Tiger Cub Fund's return is compared to the MSCI Pacific Region (ex-Japan) Index ("MSCI Pacific Index"), a broad-based, unmanaged index that tracks the performance of stocks in the Pacific Rim in countries other than Japan. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

(2) Performance information is from May 31, 1996 through December 31, 1999.

(3) The Asia Pacific Fund's return is compared to the MSCI AC Asia Pacific Free Index ("MSCI Free Index"), an unmanaged index that tracks the performance of Asian Pacific Securities. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

(4) Class Z is a newer class of shares. Performance information for Class Z includes returns of the Asia Pacific Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of Class Z shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class Z shares would be higher. Class A, B and C shares were initially offered on August 19, 1998, and Class Z shares were initially offered on August 13, 1999.

(5) The MSCI Free Index was not in existence as of August 19, 1998.

  Federal Income Tax Consequences

     The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Tiger Cub Fund and the Asia Pacific Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Tiger Cub Fund or the shareholders of the Tiger Cub Fund as a result of the Acquisition;

     - under Section 358 of the Code, the tax basis of the Asia Pacific Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Tiger Cub Fund shares;

     - under Section 1223(1) of the Code, your holding period for the Asia Pacific Fund shares you receive will include the holding period for your Tiger Cub Fund shares if you hold Tiger Cub Fund shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Asia Pacific Fund as a result of the Acquisition;

     - under Section 362(b) of the Code, the Asia Pacific Fund's tax basis in the assets that the Asia Pacific Fund receives from the Tiger Cub Fund will be the same as the Tiger Cub Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Asia Pacific Fund's holding period in such assets will include the Tiger Cub Fund's holding period in such assets.

     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of each Trust. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

     Prior to the closing of the Acquisition, the Tiger Cub Fund and the Asia Pacific Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign and other tax laws.

THE TRUSTEES OF TRUST II UNANIMOUSLY RECOMMEND APPROVAL OF THE
AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration establishing Trust II provides that any series of Trust II (such as the Tiger Cub Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Tiger Cub Fund may be terminated by majority vote of the Tiger Cub Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Tiger Cub Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust II on behalf of the Tiger Cub Fund, Trust VI on behalf of the Asia Pacific Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Tiger Cub Fund outstanding at the record date for the Meeting.

                       PROPOSAL 2 -- ELECTION OF TRUSTEES

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust II, of which the Tiger Cub Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust II, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust II. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of Trust II until the next meeting of shareholders of Trust II called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and Trust II's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust II (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE                 PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------                 -----------------------------------------          -------------
Douglas A. Hacker             Executive Vice President and Chief Financial Officer    New nominee
(43)                          of UAL, Inc. (airline) since July 1999; Senior Vice
                              President and Chief Financial Officer of UAL, Inc.
                              prior thereto.

Janet Langford Kelly          Executive Vice President -- Corporate Development,      New nominee
(41)                          General Counsel, and Secretary of Kellogg Company
                              (food, beverage and tobacco producer) since
                              September 1999; Senior Vice President, Secretary and
                              General Counsel of Sara Lee Corporation (branded,
                              packaged, consumer-products manufacturer) prior
                              thereto.

Richard W. Lowry              Private Investor since 1987. (Formerly Chairman and         1995
(64)                          Chief Executive Officer of U.S. Plywood Corporation
                              (building products producer) from August 1985 to
                              August 1987.)

Salvatore Macera              Private Investor since 1981. (Formerly Executive            1998
(69)                          Vice President and Director of Itek Corporation
                              (electronics) from 1975 to 1981.)

NOMINEE NAME & AGE                 PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------                 -----------------------------------------          -------------
William E. Mayer(2)           Partner, Park Avenue Equity Partners (venture               1994
(60)                          capital), since November 1996; Dean, College of
                              Business and Management, University of Maryland,
                              prior thereto; Director, Johns Manville (building
                              products producer),
                              Lee Enterprises (print and on-line media) and WR
                              Hambrecht + Co. (financial services provider).

Charles R. Nelson             Van Voorhis Professor, Department of Economics,         New nominee
(57)                          University of Washington; Consultant on economic and
                              statistical matters.

John J. Neuhauser             Academic Vice President and Dean of Faculties,              1985
(57)                          Boston College, since August 1999; Dean, Boston
                              College School of Management, prior thereto.

Joseph R. Palombo(3)          Trustee of the Stein Roe Mutual Funds since October         2000
(47)                          2000; Executive Vice President and Director of
                              Colonial and Stein Roe & Farnham Incorporated since
                              April 1999; Executive Vice President and Chief
                              Administrative Officer of Liberty Funds Group LLC
                              since April 1999; Director of AlphaTrade Inc.
                              (broker-dealer), Colonial Advisory Services, Inc.,
                              Liberty Funds Distributor, Inc. and Liberty Funds
                              Services, Inc. since April 1999. (Formerly Vice
                              President of the Stein Roe Mutual Funds from April
                              1999 to October 2000, Vice President of the Liberty
                              Mutual Funds from April 1999 to August 2000, and
                              Chief Operating Officer of Putnam Mutual Funds
                              (investments) from 1994 to 1998.)

Thomas E. Stitzel             Business Consultant since 1999; Professor of Finance        1998
(64)                          and Dean, College of Business, Boise State
                              University, prior thereto; Chartered Financial
                              Analyst.

Thomas C. Theobald            Managing Director, William Blair Capital Partners       New nominee
(62)                          (private equity investing), since 1994; Chief
                              Executive Officer and Chairman of the Board of
                              Directors of Continental Bank Corporation (banking
                              services) prior thereto.
Anne-Lee Verville             Consultant since 1997; General Manager, Global              1998
(55)                          Education Industry (global education applications),
                              prior thereto. (Formerly President, Applications
                              Solutions Division, IBM Corporation (global
                              education and global applications), from 1991 to
                              1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of Trust II are not standing for reelection:

TRUSTEE NAME & AGE                 PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------                 -----------------------------------------          -------------
Tom Bleasdale                 Retired (formerly Chairman of the Board and Chief         1987
(70)                          Executive Officer, Shore Bank & Trust Company
                              (banking services) from 1992 to 1993); Director,
                              Empire Co. (food distributor).

Lora S. Collins               Attorney (formerly Attorney, Kramer Levin Naftalis &      1991
(65)                          Frankel LLP (law firm) from 1986 to 1996).

James E. Grinnell             Private investor since November 1988.                     1995
(72)
James L. Moody, Jr.           Retired (formerly Chairman of the Board, Hannaford        1986
(70)                          Bros. Co. (food retailer) from 1984 to 1997 and
                              Chief Executive Officer prior thereto).

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust II, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Record of Board and Committee Meetings. During the fiscal year ended August 31, 2000, the Board of Trustees of Trust II (excluding the Liberty Money Market Fund, which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held two meetings, and the Governance Committee held six meetings.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE TIGER CUB FUND VOTE FOR EACH NOMINEE IN PROPOSAL 2.

  Required Vote for Proposal 2

     A plurality of the votes cast at the Meeting for Trust II, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust II. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of Trust II are soliciting proxies from the shareholders of the Tiger Cub Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111-2621. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 17, 2000.

  Information About Proxies and the Conduct of the Meeting

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Tiger Cub Fund or by employees or agents of Newport Fund Management, Inc., investment advisor to the Asia Pacific Fund, and its affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a. By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d. In person at the Meeting.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition to be borne by the Tiger Cub Fund and the Asia Pacific Fund are approximately $26,000 and $27,000, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of the Tiger Cub Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Tiger Cub Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Tiger Cub Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Tiger Cub Fund at the Meeting. Shareholders of the Tiger Cub Fund vote together with the shareholders of the other series of Trust II for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust II constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisor's, Underwriter's and Administrator's Addresses. The address of each Fund's investment advisor, Newport Fund Management, Inc., is 580 California Street, Suite 1960, San Francisco, California 94104. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621. The address of each Fund's administrator, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Tiger Cub Fund and Trust II the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Asia Pacific Fund and Trust VI the total number of shares outstanding as of September 29, 2000. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Trusts and their shareholdings in the Funds and Trusts.

     Adjournments; Other Business. If the Tiger Cub Fund or Trust II, as applicable, has not received enough votes by the time of the Meeting to approve any Proposal, the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Tiger Cub Fund or Trust II, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Tiger Cub Fund intends to present or knows that others will present is Proposal 1 and Proposal 2, as described above. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Tiger Cub Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. Trust II, of which the Tiger Cub Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Tiger Cub Fund or Trust II must be received by the Tiger Cub Fund or Trust II in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Tiger Cub Fund, care of Trust II, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among Liberty Funds Trust II (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated February 14, 1980, as amended, on behalf of Liberty Newport Tiger Cub Fund, Classes A, B and C shares and Stein Roe Small Cap Tiger Fund, Class S shares (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust VI (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated January 3, 1992, as amended, on behalf of Liberty Newport Asia Pacific Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, C and S shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 16, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund as at and for the year ended August 31, 1999, audited by PricewaterhouseCoopers LLP, and for the year ended August 31, 2000, audited by Ernst & Young LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended February 29, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since February 29, 2000;

        (g) Since February 29, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of February 29, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended June 30, 2000 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since June 30, 2000;

        (h) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares and Class S shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares and Class S shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after August 31, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after August 31, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring

             Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of
             Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

        (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, fifty percent (50%) of such expenses shall be borne by the Acquiring Trust, on behalf of the Acquiring Fund, and fifty percent (50%) of such expenses shall be borne by Liberty

         Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

        (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust II, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary, or to Liberty Funds Trust VI, One Financial Center, Boston, Massachusetts 02111,
Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          LIBERTY FUNDS TRUST II,
                                          on behalf of Liberty Newport Tiger Cub
                                          Fund, Class A, B and C shares and
                                          Stein Roe Small Cap Tiger Fund, Class
                                          S shares

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          LIBERTY FUNDS TRUST VI,
                                          on behalf of Liberty Newport Asia
                                          Pacific Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          Solely for purposes of Section 9.2
                                          of the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE TIGER CUB FUND AND TRUST II AND SHARES OUTSTANDING OF THE ASIA PACIFIC FUND AND TRUST VI

     For each class of the Tiger Cub Fund's shares and Trust II's shares entitled to vote at the Meeting, and for each class of the Asia Pacific Fund's shares and Trust VI's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                                        NUMBER OF SHARES
                                                        OUTSTANDING AND
FUND OR TRUST                                  CLASS    ENTITLED TO VOTE
-------------                                  -----    ----------------
TIGER CUB FUND.............................     A             454,618
                                                B             731,504
                                                C              93,673
                                                S              42,916
TRUST II...................................                 1,322,710
ASIA PACIFIC FUND..........................     A             425,886
                                                B              52,040
                                                C             236,850
                                                S                   0
                                                Z              91,433
TRUST VI...................................                72,651,978

OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of each Trust, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                                  NUMBER OF        PERCENTAGE OF
                                                                 OUTSTANDING        OUTSTANDING
                                                               SHARES OF CLASS    SHARES OF CLASS
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER            OWNED              OWNED
--------------           -------------------------------       ---------------    ---------------
TIGER CUB FUND
CLASS A..............  Merrill Lynch Pierce Fenner & Smith       57,689.649            12.69%
                       For the Sole Benefit of its
                       Customers
                       Attn: Fund Administration #97KF8
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

CLASS B..............  Merrill Lynch Pierce Fenner & Smith      133,319.380            18.23%
                       For the Sole Benefit of its
                       Customers
                       Attn: Fund Administration #97KF8
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

CLASS C..............  Merrill Lynch Pierce Fenner & Smith       30,732.970            32.81%
                       For the Sole Benefit of its
                       Customers
                       Attn: Fund Administration #97KF8
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484


                                                                  NUMBER OF        PERCENTAGE OF
                                                                 OUTSTANDING        OUTSTANDING
                                                               SHARES OF CLASS    SHARES OF CLASS
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER            OWNED              OWNED
--------------           -------------------------------       ---------------    ---------------
                       T. Graham Christopher MD                   5,547.463             5.92%
                       Vaira Pelekis-Christopher MD
                       8727 Talbot Road
                       Edmonds, WA 98026

                       Raymond James & Assoc. Inc. Cust....       5,509.587             5.88%
                       N. 28 W. 24398 Watertown Road
                       Pewaukee, WI 53072

CLASS S..............  US Bank NA Custodian IRA                   3,201.677             7.46%
                       Nathan Schlessinger
                       1 E. Wacker Drive
                       Suite 2600
                       Chicago, IL 60601

                       Diane G. Haglund                           3,340.757             7.78%
                       Terrence G. Haglund
                       149 Stone Lake Ct.
                       Yorktown, VA 23693-3715


ASIA PACIFIC FUND
CLASS A..............  Colonial Management Associates, Inc.     244,505.198            57.41%*
                       Attn: Phil Iudice/Controller
                       One Financial Center
                       11th Floor
                       Boston, MA 02111-2621

CLASS C..............  Colonial Management Associates, Inc.      10,605.322            20.38%*
                       Attn: Phil Iudice/Controller
                       One Financial Center
                       11th Floor
                       Boston, MA 02111-2621

                       Merrill Lynch Pierce Fenner & Smith        8,378.478            16.10%
                       For the Sole Benefit of its
                       Customers
                       Attn: Fund Administration
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

CLASS Z..............  Colonial Counselor Growth Portfolio       61,928.635            67.73%
                       c/o Christie McCullough
                       245 Summer Street
                       Boston, MA 02111

                       Colonial Counselor Balanced               29,225.670            31.96%
                       Portfolio
                       c/o Christie McCullough
                       245 Summer Street
                       Boston, MA 02111

---------------
* Entity owned 25% or more of the outstanding shares of beneficial interest of the Asia Pacific Fund, and therefore may be presumed to "control" such Fund, as that term is defined in the 1940 Act.

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Asia Pacific Fund upon consummation of the
Acquisition:

                                                                            PERCENTAGE OF
                                                                        OUTSTANDING SHARES OF
                                                                          CLASS OWNED UPON
                                                                           CONSUMMATION OF
FUND AND CLASS                    NAME AND ADDRESS OF SHAREHOLDER            ACQUISITION
--------------                    -------------------------------       ---------------------
TIGER CUB FUND
CLASS A.......................  Merrill Lynch Pierce Fenner & Smith              3.56%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration #97KF8
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

CLASS B.......................  Merrill Lynch Pierce Fenner & Smith              9.58%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration #97KF8
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

CLASS C.......................  Merrill Lynch Pierce Fenner & Smith             13.67%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration #97KF8
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

                                T. Graham Christopher MD                         2.47%
                                Vaira Pelekis-Christopher MD
                                8727 Talbot Road
                                Edmonds, WA 98026

                                Raymond James & Assoc. Inc. Cust....             2.45%
                                N. 28 W. 24398 Watertown Road
                                Pewaukee, WI 53072

CLASS S.......................  US Bank NA Custodian IRA                         7.47%
                                Nathan Schlessinger
                                1 E. Wacker Drive
                                Suite 2600
                                Chicago, IL 60601

                                Diane G. Haglund                                 7.79%
                                Terrence G. Haglund
                                149 Stone Lake Ct.
                                Yorktown, VA 23693-3715
ASIA PACIFIC FUND
CLASS A.......................  Colonial Management Associates, Inc.            41.31%
                                Attn: Phil Iudice/Controller
                                One Financial Center
                                11th Floor
                                Boston, MA 02111-2621

CLASS C.......................  Colonial Management Associates, Inc.            13.14%
                                Attn: Phil Iudice/Controller
                                One Financial Center
                                11th Floor
                                Boston, MA 02111-2621


                                                                            PERCENTAGE OF
                                                                        OUTSTANDING SHARES OF
                                                                          CLASS OWNED UPON
                                                                           CONSUMMATION OF
FUND AND CLASS                    NAME AND ADDRESS OF SHAREHOLDER            ACQUISITION
--------------                    -------------------------------       ---------------------
                                Merrill Lynch Pierce Fenner & Smith             10.38%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration #97KF8
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

CLASS Z.......................  Colonial Counselor Growth Portfolio             67.73%
                                c/o Christie McCullough
                                245 Summer Street
                                Boston, MA 02111
                                Colonial Counselor Balanced                     31.96%
                                Portfolio
                                c/o Christie McCullough
                                245 Summer Street
                                Boston, MA 02111

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION**        OFFICER
-----------------                        ---------------------------------      ------------
Stephen E. Gibson....................  President of the Stein Roe Mutual            1998
(46)                                   Funds since November 1999; President
                                       of the Liberty Mutual Funds since
                                       June 1998; Chairman of the Board
                                       since July 1998, Chief Executive
                                       Officer and President since December
                                       1996, and Director since July 1996 of
                                       Colonial (formerly Executive Vice
                                       President of Colonial from July 1996
                                       to December 1996); Chairman of the
                                       Board, Director, Chief Executive
                                       Officer and President of Liberty
                                       Funds Group LLC ("LFG") since
                                       December 1998 (formerly Director,
                                       Chief Executive Officer and President
                                       of The Colonial Group, Inc. from
                                       December 1996 to December 1998);
                                       Director since September 2000,
                                       President since January 2000, and
                                       Vice Chairman since August 1998 of
                                       Stein Roe & Farnham Incorporated
                                       ("Stein Roe") (formerly Assistant
                                       Chairman and Executive Vice President
                                       of Stein Roe from August 1998 to
                                       January 2000). (Formerly Managing
                                       Director of Marketing of Putnam
                                       Investments (investment advisor) from
                                       June 1992 to July 1996.)


                                                                                  YEAR OF
                                                                                  ELECTION
EXECUTIVE OFFICER                                                               AS EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION**        OFFICER
-----------------                        ---------------------------------      ------------
William J. Ballou....................  Assistant Secretary of the Stein Roe         2000
(35)                                   Mutual Funds since May 2000;
                                       Secretary of the Liberty Mutual Funds
                                       since October 2000 (formerly
                                       Assistant Secretary of the Liberty
                                       Mutual Funds from October 1997 to
                                       October 2000); Vice President,
                                       Assistant Secretary and Counsel of
                                       Colonial since October 1997; Vice
                                       President and Counsel since April
                                       2000, and Assistant Secretary since
                                       December 1998 of LFG; Associate
                                       Counsel, Massachusetts Financial
                                       Services Company (financial services
                                       provider) prior thereto.

Kevin M. Carome......................  Executive Vice President of the              1999
(44)                                   Liberty Mutual Funds since October
                                       2000; Executive Vice President of the
                                       Stein Roe Mutual Funds since May 1999
                                       (formerly Vice President from April
                                       1998 to May 1999, Secretary from
                                       February 2000 to May 2000 and
                                       Assistant Secretary from April 1998
                                       to February 2000 of the Stein Roe
                                       Mutual Funds); Chief Legal Officer of
                                       Liberty Financial since August, 2000;
                                       Senior Vice President, Legal, of LFG
                                       since January 1999; General Counsel
                                       and Secretary of Stein Roe since
                                       January 1998; Associate General
                                       Counsel and Vice President of Liberty
                                       Financial prior thereto.

---------------
** Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees of the Liberty Mutual Funds received the following compensation from each Fund as of each Fund's fiscal year end(1):

                                                        TIGER CUB FUND    ASIA PACIFIC FUND
TRUSTEE                                                    8/31/00             6/30/00
-------                                                 --------------    -----------------
Mr. Bleasdale.........................................       $579(2)            $588(3)
Ms. Collins...........................................        525                533
Mr. Grinnell..........................................        552                555
Mr. Lowry.............................................        541                549
Mr. Macera............................................        528                530
Mr. Mayer.............................................        547                555
Mr. Moody.............................................        551(4)             561(5)
Mr. Neuhauser.........................................        555                564
Mr. Stitzel...........................................        529                536
Ms. Verville..........................................        532(6)             528(7)

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                       TOTAL COMPENSATION
-------                                                       ------------------
Mr. Bleasdale...............................................       $103,000(8)
Ms. Collins.................................................         96,000
Mr. Grinnell................................................        100,000
Mr. Lowry...................................................         97,000
Mr. Macera..................................................         95,000
Mr. Mayer...................................................        101,000
Mr. Moody...................................................         91,000(9)
Mr. Neuhauser...............................................        101,252
Mr. Stitzel.................................................         95,000
Ms. Verville................................................         96,000(10)

     For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

TRUSTEE                                                    TOTAL COMPENSATION(11)
-------                                                    ----------------------
Mr. Grinnell.............................................         $25,000
Mr. Lowry................................................          25,000
Mr. Mayer................................................          25,000
Mr. Neuhauser............................................          25,000

---------------
 (1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

 (2) Includes $287 payable in later years as deferred compensation.

 (3) Includes $290 payable in later years as deferred compensation.

 (4) Total compensation of $551 for the fiscal year ended August 31, 2000 will be payable in later years as deferred compensation.

 (5) Total compensation of $561 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (6) Total compensation of $532 for the fiscal year ended August 31, 2000 will be payable in later years as deferred compensation.

 (7) Total compensation of $528 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (8) Includes $52,000 payable in later years as deferred compensation.

 (9) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(10) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

                                                                      APPENDIX C

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Tiger Cub Fund and the Asia Pacific Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Tiger Cub Fund by the Asia Pacific Fund at net asset value as of that date:

                                                                                          ASIA PACIFIC
                                                      ASIA PACIFIC                            FUND
                                      TIGER CUB           FUND            PRO FORMA        PRO FORMA
                                         FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)    COMBINED(2)
                                      ----------    ----------------    --------------    ------------
Class A
Net asset value.....................  $4,897,892      $10,205,355         $ (23,686)      $15,079,562
Shares outstanding..................     527,298          415,705          (328,000)          615,002
Net asset value per share...........  $     9.29      $     24.55                         $     24.52

Class B
Net asset value.....................  $6,979,125      $ 5,832,909         $ (21,738)      $12,790,296
Shares outstanding..................     775,216          240,066          (488,220)          527,062
Net asset value per share...........  $     9.00      $     24.30                         $     24.27

Class C
Net asset value.....................  $  905,753      $ 1,383,496         $  (3,685)      $ 2,285,564
Shares outstanding..................     100,390           56,997           (63,110)           94,277
Net asset value per share...........  $     9.02      $     24.27                         $     24.24

Class S(3)
Net asset value.....................  $  229,625                          $    (450)      $   229,175
Shares outstanding..................      24,608                            (15,275)            9,332
Net asset value per share...........  $     9.33                                          $     24.56

Class Z
Net asset value.....................                  $ 1,984,923         $  (2,738)      $ 1,982,185
Shares outstanding..................                       80,730               (13)           80,717
Net asset value per share...........                  $     24.59                         $     24.56

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $25,528 and $26,769 to be borne by the Tiger Cub Fund and the Asia Pacific Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Asia Pacific Fund will be received by the shareholders of the Tiger Cub Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Asia Pacific Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class S shares of the Asia Pacific Fund outstanding.

                             LIBERTY FUNDS TRUST VI

                        LIBERTY NEWPORT ASIA PACIFIC FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Newport Tiger Cub Fund Class A, B and C shares and the Stein Roe Small Cap Tiger Fund Class S shares (together, the "Acquired Fund"), a series of Liberty Funds Trust II, by the Liberty Newport Asia Pacific Fund (the "Acquiring Fund"), a series of Liberty Funds Trust VI.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

                                Table of Contents

I.       Additional Information about the Acquiring Fund.............................................  2
II.      Additional Information about the Acquired Funds.............................................  2
III.     Financial Statements........................................................................  2

I.       Additional Information about the Acquiring Fund.

         Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed on October 31, 2000) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

II.      Additional Information about the Acquired Fund.

         Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement Form N-1A (filed on December 22, 1999) of Liberty Funds Trust II (Registration Nos. 2-66976 and 811-3009).

III.     Financial Statements.

         This SAI is accompanied by the Annual Report for the year ended June 30, 2000 of the Acquiring Fund and the Semi-Annual Report for the six months ended February 29, 2000 and the Annual Report for the year ended August 31, 1999 of the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

SCHEDULE OF INVESTMENTS                                                         STEIN ROE                    LIBERTY NEWPORT
JUNE 30, 2000                                                              SMALL CAP TIGER FUND             ASIA PACIFIC FUND
                                                                       --------------------------       -----------------------

                                                        COUNTRY         SHARES            VALUE           SHARES        VALUE
COMMON STOCK - 94.0%

CONSTRUCTION - 18.5%
      Special Trade Contractors - 0.7%
          Zhejaing Expressway Co. Ltd.                     HK           1,000,000      $   170,609         328,000    $    55,960

FINANCE, INSURANCE AND REAL ESTATE - 17.8%
      DEPOSITORY INSTITUTIONS - 5.9%
          Commonwealth Bank of Australia                   Au                                                8,650        142,957
          DBS Bank Ltd.                                    Si                                               50,771        652,134
          Hang Seng Bank Ltd.                              HK              25,000          237,313          14,000        132,895
          HSBC Holdings PLC                                HK                                               48,193        552,430
          Overseas-Chinese Banking Corp. Ltd.              Si                                               16,850        116,015
          Suruga Bank, Ltd.                                Ja                                                8,000        132,504
                                                                                      ------------                  --------------
                                                                                           237,313                      1,728,935
      FINANCIAL SERVICES  - 0.1%
          Aeon Credit Service Ltd.                         Ja                                                  800         47,538

      HOLDING COMPANIES - 4.6%
          Citic Pacific Ltd.                               HK                                               44,000        230,284
          Dickson Concepts International Ltd.              HK             500,000          455,385
          Hutchison Whampoa Ltd.                           HK                                               47,000        590,846
          Singapore Tech Engineering Ltd.                  Si                                              156,000        229,259
                                                                                      ------------                  --------------
                                                                                           455,385                      1,050,389
      INSURANCE CARRIERS - 0.6%
          Thai Reinsurance Co Ltd.                         Th             239,850          208,060

      NONDEPOSITORY CREDIT INSTITUTIONS - 1.5%
          Acom Co., Ltd.                                   Ja                                                3,600        302,886
          Aiful Corporation                                Ja                                                1,350        124,533
          Takefuji Corp.                                   Ja                                                  600         72,496
                                                                                                                    --------------
                                                                                                                          499,915
      REAL ESTATE - 5.1%
          Cheung Kong Holdings Ltd.                        HK              25,000          276,598          53,000        586,388
          City Developments Ltd.                           Si              54,000          209,333
          HKR International Ltd.                           HK             349,200          139,983
          Sun Hung Kai Properties Ltd.                     HK              29,000          208,323          39,000        280,158
                                                                                      ------------                  --------------
                                                                                           834,237                        866,546
MANUFACTURING - 27.1%
      CHEMICALS & ALLIED PRODUCTS - 1.2%
          Takeda Chemical Industries Ltd.                  Ja                                                6,000        393,888

      COMMUNICATIONS EQUIPMENT - 3.2%
          AsiaInfo Holdings, Inc.(a)                                        3,000          134,063           2,300        102,781
          Matsushita Communication Industrial Co.          Ja                                                1,000        116,770
          Sony Corp.                                       Ja                                                7,500        700,339
                                                                                      ------------                  --------------
                                                                                           134,063                        919,890
      ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%
          Yamaichi Electronics Co., Ltd.                   Ja                                                5,000        161,762
          Yokowo Co., Ltd.                                 Ja                                                5,000        127,570
                                                                                                                    --------------
                                                                                                                          289,332
      ELECTRONIC COMPONENTS - 6.6%
          Kyocera Corp.                                    Ja                                                2,100        356,338
          Murata Manufacturing Co., Ltd.                   Ja                                                2,000        287,116
          Rohm Company Ltd.                                Ja                                                1,000        292,397
          Samsung Electronics                              Ko                                                2,030        671,871
          TCL International Holdings                       HK             500,000          182,795
          Tokyo Denpa Co. Ltd.                             Ja                                                3,000        187,323
          United Microelectronics Corp., Ltd.              Tw                                               68,400        190,340
                                                                                      ------------                  --------------
                                                                                           182,795                      1,985,385
      ELECTRICAL INDUSTRIAL EQUIPMENT - 0.3%
          Sodick Co., Ltd. (a)                             Ja                                               10,000         82,437

      FOOD & KINDRED PRODUCTS - 1.3%
          Ito En Ltd.                                      Ja                                                1,000         73,854
          Thai Union Frozen Products                       Th             160,000          340,860
                                                                                      ------------                  --------------
                                                                                           340,860                         73,854
      HOUSEHOLD APPLIANCES - 0.6%
          Guangdong Kelon Electric Holdings, Class H       HK             379,000          205,408

      MACHINERY & COMPUTER EQUIPMENT - 3.2%
          Canon, Inc.                                      Ja                                                9,000        448,217
          Fujitsu Ltd.                                     Ja                                                7,000        242,313
          Union Tool                                       Ja                                                1,100        119,317
          WYSE Technology Taiwan Ltd.                      Tw             139,000          248,820
                                                                                      ------------                  --------------
                                                                                           248,820                        809,847
     MEASURING & ANALYZING INSTRUMENTS - 6.1%

SCHEDULE OF INVESTMENTS                                                  PRO-FORMA
JUNE 30, 2000                                                           COMBINED FUND
                                                              -------------------------------

                                                                SHARES                VALUE
COMMON STOCK - 94.0%

CONSTRUCTION - 18.5%
      Special Trade Contractors - 0.7%
          Zhejaing Expressway Co. Ltd.                           1,328,000            $ 226,569

FINANCE, INSURANCE AND REAL ESTATE - 17.8%
      DEPOSITORY INSTITUTIONS - 5.9%
          Commonwealth Bank of Australia                             8,650              142,957
          DBS Bank Ltd.                                             50,771              652,134
          Hang Seng Bank Ltd.                                       39,000              370,208
          HSBC Holdings PLC                                         48,193              552,430
          Overseas-Chinese Banking Corp. Ltd.                       16,850              116,015
          Suruga Bank, Ltd.                                          8,000              132,504
                                                                                   ------------
                                                                                      1,966,248
      FINANCIAL SERVICES  - 0.1%
          Aeon Credit Service Ltd.                                     800               47,538

      HOLDING COMPANIES - 4.6%
          Citic Pacific Ltd.                                        44,000              230,284
          Dickson Concepts International Ltd.                      500,000              455,385
          Hutchison Whampoa Ltd.                                    47,000              590,846
          Singapore Tech Engineering Ltd.                          156,000              229,259
                                                                                   ------------
                                                                                      1,505,774
      INSURANCE CARRIERS - 0.6%
          Thai Reinsurance Co Ltd.                                 239,850              208,060

      NONDEPOSITORY CREDIT INSTITUTIONS - 1.5%
          Acom Co., Ltd.                                             3,600              302,886
          Aiful Corporation                                          1,350              124,533
          Takefuji Corp.                                               600               72,496
                                                                                   ------------
                                                                                        499,915
      REAL ESTATE - 5.1%
          Cheung Kong Holdings Ltd.                                 78,000              862,986
          City Developments Ltd.                                    54,000              209,333
          HKR International Ltd.                                   349,200              139,983
          Sun Hung Kai Properties Ltd.                              68,000              488,481
                                                                                   ------------
                                                                                      1,700,783
MANUFACTURING - 27.1%
      CHEMICALS & ALLIED PRODUCTS - 1.2%
          Takeda Chemical Industries Ltd.                            6,000              393,888

      COMMUNICATIONS EQUIPMENT - 3.2%
          AsiaInfo Holdings, Inc.(a)                                 5,300              236,844
          Matsushita Communication Industrial Co.                    1,000              116,770
          Sony Corp.                                                 7,500              700,339
                                                                                   ------------
                                                                                      1,053,953
      ELECTRONIC & ELECTRICAL EQUIPMENT - 0.9%
          Yamaichi Electronics Co., Ltd.                             5,000              161,762
          Yokowo Co., Ltd.                                           5,000              127,570
                                                                                   ------------
                                                                                        289,332
      ELECTRONIC COMPONENTS - 6.6%
          Kyocera Corp.                                              2,100              356,338
          Murata Manufacturing Co., Ltd.                             2,000              287,116
          Rohm Company Ltd.                                          1,000              292,397
          Samsung Electronics                                        2,030              671,871
          TCL International Holdings                               500,000              182,795
          Tokyo Denpa Co. Ltd.                                       3,000              187,323
          United Microelectronics Corp., Ltd.                       68,400              190,340
                                                                                   ------------
                                                                                      2,168,180
      ELECTRICAL INDUSTRIAL EQUIPMENT - 0.3%
          Sodick Co., Ltd. (a)                                      10,000               82,437

      FOOD & KINDRED PRODUCTS - 1.3%
          Ito En Ltd.                                                1,000               73,854
          Thai Union Frozen Products                               160,000              340,860
                                                                                   ------------
                                                                                        414,714
      HOUSEHOLD APPLIANCES - 0.6%
          Guangdong Kelon Electric Holdings, Class H               379,000              205,408

      MACHINERY & COMPUTER EQUIPMENT - 3.2%
          Canon, Inc.                                                9,000              448,217
          Fujitsu Ltd.                                               7,000              242,313
          Union Tool                                                 1,100              119,317
          WYSE Technology Taiwan Ltd.                              139,000              248,820
                                                                                   ------------
                                                                                      1,058,667
     MEASURING & ANALYZING INSTRUMENTS - 6.1%

          Avimo Singapore Ltd.                             Si             380,000          716,753
          China Hong Kong Photo Products Holdings Ltd.     HK           2,898,000          360,596
          Keyence Corp.                                    Ja                                                  600        198,076
          PT Modern Photo Film - Foreign Shares            In           1,293,000          236,174
          Venture Manufacturing Singapore Ltd.             Si              50,000          509,156
                                                                                      ------------                  --------------
                                                                                         1,822,679                        198,076
      MISCELLANEOUS MANUFACTURING - 0.4%
          Secom Co., Ltd.                                  Ja                                                2,000        146,199

      PRINTING & PUBLISHING - 2.7%
          Singapore Press Holdings Ltd.                    Si                                               31,400        490,526
          South China Morning Post                         HK             340,000          263,867         194,000        150,559
                                                                                      ------------                  --------------
                                                                                           263,867                        641,085
      RUBBER & PLASTIC - 0.6%
          PT Dynaplast - Foreign Shares                    In           1,397,500          191,446


MINING & ENERGY - 3.4%
      NONMETALLIC, EXCEPT FUELS - 0.7%
          Eastern Water Resources Development
             & Management Ltd. - Foreign Shares            Th             332,000          241,408

      OIL & GAS EXTRACTION - 2.7%
          PetroChina Co., Ltd.(a)                          HK                                            4,248,000        882,775


RETAIL TRADE - 10.2%
      APPAREL & ACCESSORY STORES - 4.6%
          Esprit Holdings Ltd.                             HK             278,000          288,855         259,000        269,113
          Giordano International Ltd.                      HK             200,000          304,018         262,000        398,263
          Glorious Sun Enterprises                         HK             900,000          251,103
                                                                                      ------------                  --------------
                                                                                           843,976                        667,376
      FOOD STORES - 0.5%
          President Chain Store Corp.                      Tw                                               43,680        163,489

      GENERAL MERCHANDISE STORES - 1.6%
          Don Quijote Co., Ltd.                            Ja                                                1,200        209,394
          RYOHIN KEIKAKU CO LTD                            Ja                                                1,200        152,801
          Seven-Eleven Japan Co. Ltd.                      Ja                                                2,000        167,327
                                                                                      ------------                  --------------
                                                                                                                          529,522
      HOME FURNISHINGS & EQUIPMENT - 0.5%
          Yamada Denki Co.                                 Ja                                                2,000        179,400

      MISCELLANEOUS RETAIL - 2.0%
          Foster's Brewing Group Ltd.                      Au                                               62,857        176,326
          Matsumotokiyoshi                                 Ja                                                2,600        272,703
          Sa Sa International Holdings Ltd.                HK           1,500,000          215,506
                                                                                      ------------                  --------------
                                                                                           215,506                        449,029
      RESTAURANTS - 1.0%
          Cafe de Coral Holdings Ltd.                      HK             500,000          179,588         410,000        147,263

SERVICES - 11.0%
      AMUSEMENT & RECREATION - 0.3%
          People Co., Ltd.                                 Ja                                                1,200         96,208

      AUTO REPAIR, RENTAL & PARKING - 1.1%
          Park24 Co. Ltd.                                  Ja                                                3,000        376,627

      BUSINESS SERVICES - 0.3%
          Oracle Corp. Japan                               Ja                                                  200         72,439
          Oracle Corp. Japan - New Shares                  Ja                                                  100         36,739
                                                                                                                    --------------
                                                                                                                          109,178
      COMPUTER RELATED SERVICES - 7.5%
          AsiaContent.Com                                  HK               4,800           18,300
          Bellsystem 24, Inc.                              Ja                                                  200         98,095
          Computer & Technologies Hldg.                    HK             270,000          275,348
          Datacraft Asia Ltd.                              Si             136,980        1,205,424           3,120         27,456
          Fujitsu Support & Services, Inc.                 Ja                                                1,800        178,268
          Gigamedia ADR                                    Tw                                                  600          7,275
          Orix Corp.                                       Ja                                                3,120        460,555
          SINA.Com (a)                                     HK               1,200           30,750           1,700         43,563
          Sunevision Holdings                              HK              41,207           33,037
          Synnex Technology International Corp.            Tw                                               22,000        118,145
                                                                                      ------------                  --------------
                                                                                         1,562,859                        933,357
      COMPUTER SOFTWARE - 1.8%
          NIIT Ltd.                                        In                                                5,500        272,272
          Taiwan Semiconductor Manufacturing Co. (a)       Tw                                               67,840        322,364
                                                                                                                    --------------
                                                                                                                          594,636

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
      GAS & SANITARY SERVICES - 12.3%
          AIR TRANSPORTATION - 0.8%

          Avimo Singapore Ltd.                                      380,000              716,753
          China Hong Kong Photo Products Holdings Ltd.            2,898,000              360,596
          Keyence Corp.                                                 600              198,076
          PT Modern Photo Film - Foreign Shares                   1,293,000              236,174
          Venture Manufacturing Singapore Ltd.                       50,000              509,156
                                                                                    ------------
                                                                                       2,020,755
      MISCELLANEOUS MANUFACTURING - 0.4%
          Secom Co., Ltd.                                             2,000              146,199

      PRINTING & PUBLISHING - 2.7%
          Singapore Press Holdings Ltd.                              31,400              490,526
          South China Morning Post                                  534,000              414,426
                                                                                    ------------
                                                                                         904,952
      RUBBER & PLASTIC - 0.6%
          PT Dynaplast - Foreign Shares                           1,397,500              191,446


MINING & ENERGY - 3.4%
      NONMETALLIC, EXCEPT FUELS - 0.7%
          Eastern Water Resources Development
             & Management Ltd. - Foreign Shares                     332,000              241,408

      OIL & GAS EXTRACTION - 2.7%
          PetroChina Co., Ltd.(a)                                 4,248,000              882,775


RETAIL TRADE - 10.2%
      APPAREL & ACCESSORY STORES - 4.6%
          Esprit Holdings Ltd.                                      537,000              557,968
          Giordano International Ltd.                               462,000              702,281
          Glorious Sun Enterprises                                  900,000              251,103
                                                                                    ------------
                                                                                       1,511,352
      FOOD STORES - 0.5%
          President Chain Store Corp.                                43,680              163,489

      GENERAL MERCHANDISE STORES - 1.6%
          Don Quijote Co., Ltd.                                       1,200              209,394
          RYOHIN KEIKAKU CO LTD                                       1,200              152,801
          Seven-Eleven Japan Co. Ltd.                                 2,000              167,327
                                                                                    ------------
                                                                                         529,522
      HOME FURNISHINGS & EQUIPMENT - 0.5%
          Yamada Denki Co.                                            2,000              179,400

      MISCELLANEOUS RETAIL - 2.0%
          Foster's Brewing Group Ltd.                                62,857              176,326
          Matsumotokiyoshi                                            2,600              272,703
          Sa Sa International Holdings Ltd.                       1,500,000              215,506
                                                                                    ------------
                                                                                         664,535
      RESTAURANTS - 1.0%
          Cafe de Coral Holdings Ltd.                               910,000              326,851

SERVICES - 11.0%
      AMUSEMENT & RECREATION - 0.3%
          People Co., Ltd.                                            1,200               96,208

      AUTO REPAIR, RENTAL & PARKING - 1.1%
          Park24 Co. Ltd.                                             3,000              376,627

      BUSINESS SERVICES - 0.3%
          Oracle Corp. Japan                                            200               72,439
          Oracle Corp. Japan - New Shares                               100               36,739
                                                                                    ------------
                                                                                         109,178
      COMPUTER RELATED SERVICES - 7.5%
          AsiaContent.Com                                             4,800               18,300
          Bellsystem 24, Inc.                                           200               98,095
          Computer & Technologies Hldg.                             270,000              275,348
          Datacraft Asia Ltd.                                       140,100            1,232,880
          Fujitsu Support & Services, Inc.                            1,800              178,268
          Gigamedia ADR                                                 600                7,275
          Orix Corp.                                                  3,120              460,555
          SINA.Com (a)                                                2,900               74,313
          Sunevision Holdings                                        41,207               33,037
          Synnex Technology International Corp.                      22,000              118,145
                                                                                    ------------
                                                                                       2,496,216
      COMPUTER SOFTWARE - 1.8%
          NIIT Ltd.                                                   5,500              272,272
          Taiwan Semiconductor Manufacturing Co. (a)                 67,840              322,364
                                                                                    ------------
                                                                                         594,636
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 12.3%
      AIR TRANSPORTATION - 0.8%

          Beijing Capital International Airport Co., Ltd.  CH             400,000           75,940
          China Unicom Ltd. (a)                            HK                                               88,000        186,823
                                                                                      ------------                  --------------
                                                                                            75,940                        186,823
      COMMUNICATIONS - 0.1%
          Advanced Information Services                    Th                                                3,600         44,822

      ELECTRIC SERVICES - 0.1%
          Hong Kong Electric Holdings Ltd.                 HK                                               10,500         33,808

      GAS SERVICES - 2.0%
          Hong Kong & China Gas Co., Ltd.                  HK             229,508          257,607         366,190        411,022

      SANITARY SERVICES - 0.2%
          Sanix, Inc.                                      Ja                                    -           1,200         63,384

      TELECOMMUNICATIONS - 9.1%
          China Telecom Ltd. (a)(b)                        HK             100,000          889,989         101,000        898,889
          Korea Telecom Corp. ADR                          Ko                                                3,600        174,150
          Locus Corp.                                      Ko               2,300          186,699
          Nippon Telegraph & Telephone Corp.               Ja                                                   28        372,383
          SK Telecom                                       Ko                                                1,450        474,705
                                                                                      ------------                  --------------
                                                                                         1,076,688                      1,920,127

WHOLESALE TRADE - 11.5%
      DURABLE GOODS - 11.5%
          Johnson Electric Holdings Ltd.                   HK             131,800        1,246,889          34,000        321,657
          Li & Fung Ltd.                                   HK             269,000        1,345,759         152,000        760,429
          Softbank Corp.                                   Ja                                                  900        122,241
                                                                                      ------------                  --------------
                                                                                         2,592,648                      1,204,327

TOTAL COMMON STOCKS (COST $9,833,517,
          $14,327,139 AND $24,160,656)                                                  12,341,762                     18,782,449

WARRANTS - 0.6%
RETAIL TRADE - 0.6%
      RESTAURANTS
          Jollibee Foods Corp. (cost $294,000)             Ph             669,500          185,757

SHORT-TERM OBLIGATIONS - 2.0%                                          PAR                               PAR
          Lehman Brothers Repurchase Agreement                            418,000          418,000         254,000        254,000
                                                                                      ------------                  --------------


TOTAL INVESTMENTS - 96.6%                                                               12,945,519                     19,036,449

OTHER ASSETS, LESS LIABILITIES - 3.4%                                                       66,876                        370,234
                                                                                      ------------                  --------------
NET ASSETS - 100.0%                                                                   $ 13,012,395                   $ 19,406,683
                                                                                      ============                   ============

          Beijing Capital International Airport Co., Ltd.             400,000               75,940
          China Unicom Ltd. (a)                                        88,000              186,823
                                                                                      ------------
                                                                                           262,763
      COMMUNICATIONS - 0.1%
          Advanced Information Services                                 3,600               44,822

      ELECTRIC SERVICES - 0.1%
          Hong Kong Electric Holdings Ltd.                             10,500               33,808

      GAS SERVICES - 2.0%
          Hong Kong & China Gas Co., Ltd.                             595,698              668,629

      SANITARY SERVICES - 0.2%
          Sanix, Inc.                                                   1,200               63,384

      TELECOMMUNICATIONS - 9.1%
          China Telecom Ltd. (a)(b)                                   201,000            1,788,878
          Korea Telecom Corp. ADR                                       3,600              174,150
          Locus Corp.                                                   2,300              186,699
          Nippon Telegraph & Telephone Corp.                               28              372,383
          SK Telecom                                                    1,450              474,705
                                                                                      ------------
                                                                                         2,996,815

WHOLESALE TRADE - 11.5%
      DURABLE GOODS - 11.5%
          Johnson Electric Holdings Ltd.                              165,800            1,568,546
          Li & Fung Ltd.                                              421,000            2,106,188
          Softbank Corp.                                                  900              122,241
                                                                                      ------------
                                                                                         3,796,975

TOTAL COMMON STOCKS (COST $9,833,517,
          $14,327,139 AND $24,160,656)                                                  31,560,354

WARRANTS - 0.6%
RETAIL TRADE - 0.6%
      RESTAURANTS
          Jollibee Foods Corp. (cost $294,000)                        669,500              185,757

SHORT-TERM OBLIGATIONS - 2.0%                                      PAR
          Lehman Brothers Repurchase Agreement                        672,000              672,000
                                                                                      ------------


TOTAL INVESTMENTS - 96.6%                                                               31,981,968

OTHER ASSETS, LESS LIABILITIES - 3.4%                                                      384,813(c)
                                                                                      ------------
NET ASSETS - 100.0%                                                                   $ 32,366,781
                                                                                      ============


NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Non-income producing security.

(b) The value of this security represents fair value as determined in good faith under the direction of the Trustees.

(c) Adjusted for one time proxy, accounting, legal and other costs of the reorganization of $25,528 and $26,769 to be borne by Stein Roe Small Cap Tiger Fund and Liberty Newport Asia Pacific Fund respectively.

(d) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

 ADR   American Depositary Receipts
 Au   Australia
 CH   People's Republic of China
 HK   Hong Kong
 In   Indonesia
 Ja   Japan
 Ko   South Korea
 Ph   Philippines
 Si   Singapore
 Th   Thailand
 Tw   Taiwan

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

Stein Roe Small Cap Tiger Fund merges into Liberty Newport Asia Pacific Fund

                                            STEIN ROE          LIBERTY
                                            SMALL CAP        NEWPORT ASIA
                                             TIGER             PACIFIC             PRO FORMA          PRO FORMA
                                              FUND               FUND             ADJUSTMENTS          COMBINED
                                          ------------       ------------        ------------        ------------
Investments, at market value              $ 12,945,519       $ 19,036,449                              31,981,968
Cash                                                --                 --                                      --
Receivable for investments sold                     --                 --                                      --
Payable for investments purchased                   --                 --                                      --
Other assets less other liabilities             66,876            370,234        (52,297) (a)             384,813

     Net assets                           $ 13,012,395       $ 19,406,683                            $ 32,366,781

Class A
Net assets                                $  4,897,892       $ 10,205,355            ($23,686)         15,079,561
Shares outstanding                             527,298            415,705            (328,000)            615,002
Net asset value                           $       9.29       $      24.55                            $      24.52

Class B
Net assets                                $  6,979,125       $  5,832,909            ($21,738)         12,790,296
Shares outstanding                             775,216            240,066            (488,220)            527,062
Net asset value                           $       9.00       $      24.30                            $      24.27

Class C
Net assets                                $    905,753       $  1,383,496              (3,685)          2,285,564
Shares outstanding                             100,390             56,997             (63,110)             94,277
Net asset value                           $       9.02       $      24.27                            $      24.24

Class S (b)
Net assets                                $    229,625                                  ($450)            229,175
Shares outstanding                              24,608                                (15,275)              9,332
Net asset value                           $       9.33                                               $      24.56

Net Assets - Class Z                                         $  1,984,923              (2,738)       $  1,982,185
Shares - Class Z                                                   80,730                 (13)             80,717
Net asset value per share - Class Z                          $      24.59                            $      24.56



(a) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization of $25,528 and $26,769 to be borne by the Tiger Cub Fund and the Asia Pacific Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                                  Liberty Financial       Fund
                                                                  -----------------       ----
Stein Roe Small Cap Tiger Fund                                         50%                 50%
Liberty Newport Asia Pacific Fund                                      50%                 50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(b) Class S shares of Stein Roe Small Cap Tiger fund are exchanged for new S shares of Liberty Newport Asia Pacific Fund, to be established upon consummation of the merger. Initial per share values of Class S shares are presumed to equal that of Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                             STEIN ROE SMALL CAP   LIBERTY NEWPORT ASIA        PRO FORMA             PRO FORMA
                                                 TIGER FUND            PACIFIC FUND           ADJUSTMENTS            COMBINED
                                             -------------------   --------------------       -----------        ------------------
INVESTMENT INCOME
Dividends                                           325,886              153,566                      --              479,452
Interest                                             40,869               58,040                      --               98,909
                                                 ----------           ----------              ----------           ----------
   Total investment income                          366,755              211,607                      --              578,361

EXPENSES
Management fee                                      158,391              140,737                 (20,659)(a)          278,469
Administration fee                                   34,433               35,184                       - (a)           69,617
Service fee - Class A, B, C                          34,278               30,798                       - (a)           65,076
Distribution fee - Class B                           55,784               26,808                       - (a)           82,592
Distribution fee - Class C                            7,552                6,918                       - (a)           14,470
Transfer agent fee                                   33,229               34,941                   3,034 (b)           71,204
Bookkeeping fee                                      27,000               27,000                 (27,000)(a)           27,000
Trustees fee                                          5,898                6,271                  (6,819)(c)            5,350
All other expenses                                  167,497              158,210                (167,207)(d)          158,500
                                                 ----------           ----------              ----------           ----------
   Total operating expenses                         524,062              466,867                (218,651)             772,278
                                                 ----------           ----------              ----------           ----------
Expense reimbursement                              (150,985)            (134,943)                204,878 (e)          (81,050)
                                                 ----------           ----------              ----------           ----------
   Net Expenses                                     373,077              331,924                 (13,773)             691,228

NET INVESTMENT LOSS                                  (6,322)            (120,317)                 13,773             (112,867)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on:
 Investments                                      1,633,995              453,115                      --            2,087,110
 Foreign currency transactions                      (10,803)             (42,669)                     --              (53,471)
                                                 ----------           ----------              ----------           ----------
    Net Realized Gain                             1,623,193              410,446                      --            2,033,638
Change in net unrealized appreciation/
 depreciation during the period on:
 Investments                                       (410,614)           2,323,797                      --            1,913,182
 Foreign currency transactions                       (3,039)                 443                      --               (2,596)
                                                 ----------           ----------              ----------           ----------
    Net Change in Unrealized Appreciation/
     Depreciation                                  (413,653)           2,324,240                      --            1,910,586
                                                 ----------           ----------              ----------           ----------
      Net Gain                                    1,209,539            2,734,685                      --            3,944,225
                                                 ----------           ----------              ----------           ----------
Increase in Net Assets from Operations            1,203,217            2,614,368                  13,773            3,831,358

(a)  Based on the contract in effect for the surviving Fund.

(b) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for the Asia Pacific Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new arrangement was in effect for the entire twelve-month period ended June 30, 2000.

(c)  Based on trustee compensation plan for the surviving fund.

(d) Decrease due to the elimination of duplicative expenses achieved by merging the Funds.

(e) Based on the voluntary expense limitation currently in effect for the surviving Fund.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for Stein Roe Small Cap Tiger Fund and Liberty Newport Asia Pacific Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

[Liberty Logo] LIBERTY
LIBERTY FUNDS SERVICES, INC.


STEIN ROE SMALL CAP TIGER FUND



     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Stein Roe Small Cap Tiger Fund by Liberty Newport Asia Pacific Fund (Item 1 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 2 of the Notice).

     (01)     Douglas A. Hacker
     (02)     Janet Langford Kelly
     (03)     Richard W. Lowry
     (04)     Salvatore Macera
     (05)     William E. Mayer
     (06)     Charles R. Nelson
     (07)     John J. Neuhauser
     (08)     Joseph R. Palombo
     (09)     Thomas E. Stitzel
     (10)     Thomas C. Theobald
     (11)     Anne-Lee Verville

     For
     All                                                     For All
     Nominees                Withheld                        Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE
     AND NOTE AT LEFT                                   [ ]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.



                                  Date_________________


_________________________        ______________________
Shareholder sign here              Co-owner sign here



Detach Card

[Liberty Logo] LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY NEWPORT TIGER CUB FUND



     THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING
     ITEMS:

     1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Newport Tiger Cub Fund by Liberty Newport Asia Pacific Fund (Item 1 of the Notice).

     For                      Against                       Abstain

     [ ]                        [ ]                           [ ]

     2. To elect eleven Trustees (Item 2 of the Notice).

     (01)    Douglas A. Hacker
     (02)    Janet Langford Kelly
     (03)    Richard W. Lowry
     (04)    Salvatore Macera
     (05)    William E. Mayer
     (06)    Charles R. Nelson
     (07)    John J. Neuhauser
     (08)    Joseph R. Palombo
     (09)    Thomas E. Stitzel
     (10)    Thomas C. Theobald
     (11)    Anne-Lee Verville

     For
     All                                                    For All
     Nominees                Withheld                        Except

     [ ]                        [ ]                           [ ]

     Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

     MARK BOX AT RIGHT FOR ADDRESS CHANGE
     AND NOTE AT LEFT                                   [ ]

     PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.



                                  Date_________________


_________________________        ______________________
Shareholder sign here              Co-owner sign here


Detach Card

                              PLEASE VOTE PROMPTLY
                        *********************************

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

Two Convenient Ways to Vote Your Proxy

The enclosed proxy statement provides details on important issues affecting your Stein Roe Funds. The Board of Trustees recommends that you vote for all proposals. We are offering two additional ways to vote: by telephone or fax. These methods may be faster and more convenient than the traditional method of mailing back your proxy card.

If you are voting by telephone  or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     -    Read the proxy statement and have your proxy card available.

     - When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.

     - Follow the instructions provided to cast your vote. A representative will be available to answer questions.

     Vote by Fax:
     -    Read the proxy statement.

     -    Complete the enclosed proxy card.

     -    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/622D-1000 (11/00) 00/2024

Two Convenient Ways to Vote Your Proxy

     The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals.
We are offering two additional ways to vote: by telephone or fax.
These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     *    Read the proxy statement and have your proxy card available.
     * When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
     * Follow the instructions provided to cast your vote. A representative will be available to answer questions.
     Vote by Fax:
     *    Read the proxy statement.
     *    Complete the enclosed proxy card.
     *    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027